Lease Liabitity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease Liabitity [Abstract]
LEASE LIABITITY

15. LEASE LIABITITY

LEASE LIABITITY	June 30, 2025		December 31, 2024
	USD	AED	AED
Payable after one year (within 2 years)	43,078	158,184	504,048
Payable within one year	199,697	733,289	876,818
	242,775	891,473	1,380,866

The movement in lease liability was as follows:

	June 30, 2025		December 31, 2024
	USD	AED	AED
Balance at the beginning of the year	376,053	1,380,866	2,180,163
Lease additions during the period	-	-	183,603
Add: interest accretion	3,984	14,631	46,480
Less: payments made during the period	(137,262)	(504,024)	(1,029,380)
Balance at the end of the period	242,775	891,473	1,380,866

Maturity analysis of the lease liability as at reporting date was as follows:

	Within	Within
	1 year	2 years	Total
	AED	AED	AED
June 30, 2025
Gross lease liabilities	746,816	158,844	905,660
Less: Future interest	(13,527)	(660)	(14,187)
Net lease liabilities	733,289	158,184	891,473
Amount in USD	199,697	43,078	242,775

15.1 The Company has issued post dated cheques of AED 3,176,875 and AED 960,000 which were written in advance for the usage of warehouse premises and equipment for a lease period of 60 and 48 months respectively. As per IFRS 16 ‘Leases’ standard (Note 5) the present value of future cashflows (inclusive of VAT) had been discounted at the incremental borrowing rate of 2.5% for the calculation of right of use asset (Note 8) and the liabilities.

16. LEASE LIABITITY

LEASE LIABITITY	December 31, 2024		December 31, 2023
	USD	AED	AED
Payable after one year (within 2 years)	137,268	504,048	1,256,274
Payable within one year	238,785	876,818	923,889
	376,053	1,380,866	2,180,163

The movement in lease liability was as follows:

	December 31, 2024		December 31, 2023
	USD	AED	AED
Balance at the beginning of the year	593,726	2,180,163	2,845,158
Lease additions during the period	50,001	183,603	158,876
Add: interest accretion	12,658	46,480	62,969
Less: payments made during the period	(280,332)	(1,029,380)	(886,840)
Balance at the end of the period	376,053	1,380,866	2,180,163

Maturity analysis of the lease liability as at reporting date was as follows:

	Within	Within
December 31, 2024	1 year	2 years	Total
	AED	AED	AED
Gross lease liabilities	900,475	509,211	1,409,686
Less: Future interest	(23,657)	(5,163)	(28,820)
Net lease liabilities	876,818	504,048	1,380,866

Amount in USD	238,785	137,268	376,053

16.1 The Company has issued post dated cheques of AED 3,176,875 and AED 960,000 which were written in advance for the usage of warehouse premises and equipment for a lease period of 60 and 48 months respectively. As per IFRS 16 ‘Leases’ standard (Note 5) the present value of future cashflows (inclusive of VAT) had been discounted at the incremental borrowing rate of 2.5% for the calculation of right of use asset (Note 8) and the liabilities.